Consolidated Balance Sheets (Parenthetical) - $ / shares	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Common shares, par value	$ 0.01	$ 0.01	$ 0.01
Common Class A [Member]
Common shares, shares authorized	214,000,000	214,000,000
Common shares, par value	$ 0.01	$ 0.01	0.01
Common shares, shares issued	9,017,205	5,951,217
Common shares, shares outstanding	9,017,205	5,951,217
Common Class B [Member]
Common shares, shares authorized	20,000,000	20,000,000
Common shares, par value	$ 0.01	$ 0.01	0.01
Common shares, shares issued	925,745	925,745
Common shares, shares outstanding	925,745	925,745
Series B Preferred Shares [Member]
Preferred shares, shares authorized	16,100	16,100
Preferred shares, par value	$ 0.01	$ 0.01	$ 0.01
Preferred shares, shares issued	14,000	14,000
Preferred shares, shares outstanding	14,000	14,000
Series C Preferred Shares [Member]
Preferred shares, shares authorized	250,000	0
Preferred shares, par value	$ 0.01
Preferred shares, shares issued	250,000	0
Preferred shares, shares outstanding	250,000	0